Consolidated Statement of Financial Position - ARS ($)	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Property, plant and equipment	$ 21,877,937,396	$ 18,310,023,378
Intangible assets	218,534,693	224,682,237
Investments	1,661,984	2,453,846
Goodwill	16,577,250	16,577,250
Inventories	677,267,295	635,483,801
Other receivables	942,236,337	214,344,022
Trade accounts receivable	4,049,342
Total non-current assets	23,738,264,297	19,403,564,534
Current assets
Inventories	3,777,797,369	3,195,131,937
Other receivables	383,289,600	366,973,120
Trade accounts receivable	2,064,627,828	1,865,369,895
Investments	2,095,150,895	4,415,951,166
Cash and banks	806,708,433	278,717,518
Total current assets	9,127,574,125	10,122,143,636
Total assets	32,865,838,422	29,525,708,170
SHAREHOLDERS' EQUITY AND LIABILITIES
Capital stock and other capital related accounts	7,185,726,939	7,185,726,939
Reserves	2,280,327,615	136,865,757
Retained earnings	5,438,107,418	5,781,697,296
Accumulated other comprehensive income	274,489,686	33,909,829
Equity attributable to the owners of the Company	15,178,651,658	13,138,199,821
Non-controlling interests	1,374,578,107	992,738,468
Total shareholders' equity	16,553,229,765	14,130,938,289
Non-current liabilities
Borrowings	2,607,359,542	3,845,105,806
Accounts payable	387,161,929	105,402,112
Provisions	292,635,253	237,851,125
Tax liabilities		505,256
Other liabilities	7,900,093	23,240,492
Deferred tax liabilities	3,186,099,237	3,100,058,633
Total non-current liabilities	6,481,156,054	7,312,163,424
Current liabilities
Borrowings	3,355,317,884	2,597,969,452
Accounts payable	4,853,225,349	3,486,711,682
Advances from customers	168,655,637	304,681,544
Salaries and social security payables	633,912,846	799,986,781
Tax liabilities	779,550,251	846,133,165
Other liabilities	40,790,636	47,123,833
Total current liabilities	9,831,452,603	8,082,606,457
Total liabilities	16,312,608,657	15,394,769,881
Total shareholders' equity and liabilities	$ 32,865,838,422	$ 29,525,708,170